UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM FOR SUBMISSION OF ELECTRONIC EXHIBITS FOR ASSET-BACKED SECURITIES

Commission File Number of the issuing entity: 333-280318-05

Central Index Key Number of the issuing entity: 0002134864

JPMF1 Multifamily Mortgage Trust 2026-FX1

(Exact name of issuing entity as specified in its charter)

Commission File Number of the depositor: 333-280318

Central Index Key Number of the depositor: 0001013611

J.P. Morgan Chase Commercial Mortgage Securities Corp.

(Exact name of depositor as specified in its charter)

MF1 REIT III FR TRS LLC

(Central Index Key Number 0002134174)

Kunal K. Singh, (212) 834-5467

(Name and telephone number, including area code, of the person to contact in connection with this filing)

INFORMATION TO BE INCLUDED WITH THIS FORM

Item 1. File an Asset Data File in accordance with Exhibit 601(b)(102) (17 CFR 229.601(b)(102)).

Item 2. File an Asset Related Document in accordance with Exhibit 601(b)(103) (17 CFR 229.601(b)(103)).

SIGNATURES

The depositor has duly caused this Form to be signed on its behalf by the undersigned hereunto duly authorized.

Date: May 18, 2026

J.P. MORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORP.

By:	/s/ Kunal K. Singh
	Name:	Kunal K. Singh
	Title:	President and Chief Executive Officer

INDEX TO EXHIBITS

Item601(b) of Regulation S-K Exhibit No.	Description	Paper (P) or Electronic (E)

102	Asset Data File	(E)
103	Asset Related Document	(E)